Fair Value (Tables)	9 Months Ended
Sep. 30, 2022
Fair Value Disclosures [Abstract]
Summary of assets and liabilities that are measured at fair value on a recurring basis
September 30, 2022

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in trust account	$150,969,468	$—	$—
Liabilities:
Derivative liabilities – public warrants	$1,050,000	$—	$—
Derivative liabilities – private placement warrants	$—	$—	$493,280
December 31, 2021

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in trust account	$150,006,015	$—	$—
Liabilities:
Derivative liabilities – public warrants	$3,825,000	$—	$—
Derivative liabilities – private placement warrants	$—	$—	$1,785,000
The following table presents information as of December 31, 2021 about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis by level within the fair value hierarchy:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$150,006,015	$—	$—
Liabilities:
Derivative liabilities – Public Warrants	$3,825,000	$—	$—
Derivative liabilities – Private Placement Warrants	$—	$—	$1,785,000
The following table presents the Company’s fair value hierarchy for its assets and liabilities measured at fair value as of September 30, 2022 and December 31, 2021 (in thousands):

	Fair Value Measurement as of
	September 30, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$519	—	—	$519

Liabilities:
Warrants	$—	$—	$1,572	$1,572
SAFE warrant	—	—	2,022	2,022
SAFE liability	—	—	27,221	27,221
Total liabilities	$—	$—	$30,815	$30,815

	Fair Value Measurement as of
	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$516	$—	$—	$516

Liabilities:
Warrants	$—	$—	$1,145	$1,145
SAFE warrant	—	—	1,729	$1,729
SAFE liability	—	—	28,271	$28,271
Total Liabilities	$—	$—	$31,145	$31,145
The following table presents the Company’s fair value hierarchy for its assets and liabilities measured at fair value as of December 31, 2021 and 2020 (in thousands):

	Fair Value Measurement as of
	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$516	$—	$—	$516

Liabilities:
Warrants	$—	$—	$1,145	$1,145
SAFE warrant	—	—	1,729	1,729
SAFE liability	—	—	28,271	28,271
Total liabilities	$—	$—	$31,145	$31,145

	Fair Value Measurement as of
	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$516	$—	$—	$516

Liabilities:
Warrants	$—	$—	$582	$582

Summary of quantitative information regarding Level 3 fair value measurement inputs

	As of September 30, 2022	As of December 31, 2021
Exercise price	$11.50	$11.50
Volatility	5.8%	9.6%
Stock price	$9.79	$9.66
Remaining term (years)	5.19	5.75
Risk-free rate	3.97%	1.32%
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of December 31, 2021	As of August 6, 2021
Exercise price	$11.50	$11.50
Volatility	9.6%	11.3%
Stock price	$9.66	$9.66
Remaining term (yrs)	5.75	6.51
Risk-free rate	1.32%	0.99%
The following table represents the weighted average inputs used in calculating the fair value of the preferred share warrants outstanding as of September 30, 2022 and December 31, 2021:

	September 30, 2022	December 31, 2021
Stock price	$15.03	$13.77
Weighted average exercise price	17.31	17.32
Term (in years)	2.3	2.8
Expected volatility	76.9%	70.6%
Risk-free interest rate	2.9%	0.8%
Expected dividend yield	—%	—%
Significant inputs for Level 3 SAFE liability fair value measurement at September 30, 2022 are as follows:

	Near Term	Long-Term
Key assumptions:
Probability weighting	41%	59%
Time to conversion (in years)	0.3	1.0
Liquidity price	100%	90%
Discount rate	26.0%	26.0%
Significant inputs for Level 3 SAFE warrant fair value measurement at September 30, 2022 are as follows:

	Near Term	Long-Term
Key assumptions:
Probability weighting	41%	59%
Remaining life (in years)	5.0	5.0
Volatility	75%	75%
Interest rate	4.06%	4.06%
Time to conversion (in years)	0.3	1.0
Risk-free interest rate	3.33%	4.05%
Dividend yield	—%	—%
The following table represents the weighted average inputs used in calculating the fair value of the preferred share warrants outstanding as of December 31, 2021 and 2020:

	2021	2020
Stock price	$13.77	$4.68
Weighted average exercise price	17.32	18.39
Term (in years)	2.8	2.8
Expected volatility	70.6%	88.9%
Risk-free interest rate	0.8%	0.4%
Expected dividend yield	—%	—%
Significant inputs for Level 3 SAFE liability fair value measurement at December 31, 2021 are as follows:

	Near Term	Long-Term
Key assumptions:
Probability weighting	25%	75%
Time to conversion (in years)	0.5	1.0
Liquidity price	100%	90%
Discount rate	17.1%	17.1%
Significant inputs for Level 3 SAFE warrant fair value measurement at December 31, 2021 are as follows:

	Near Term	Long-Term
Key assumptions:
Probability weighting	25%	75%
Remaining life (in years)	5.0	5.0
Volatility	60%	60%
Interest rate	1.26%	1.26%
Time to conversion (in years)	0.5	1.0
Risk-free interest rate	0.19%	0.39%
Dividend yield	—%	—%

Summary of change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs

Derivative warrant liabilities at December 31, 2021	$1,785,000
Change in fair value of derivative liabilities	245,000
Derivative warrant liabilities at March 31, 2022	2,030,000
Change in fair value of derivative liabilities	(1,085,000)
Derivative warrant liabilities at June 30, 2022	945,000
Change in fair value of derivative liabilities	(451,720)
Derivative warrant liabilities at September 30, 2022	$493,280
The change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs, for the period from January 28, 2021 (inception) through December 31, 2021 is summarized as follows:

Derivative warrant liabilities at January 28, 2021 (inception)	$—
Issuance of Public and Private Warrants	7,515,000
Transfer of Public Warrants to Level 1	(5,100,000)
Change in fair value of derivative liabilities	(630,000)
Derivative warrant liabilities at December 31, 2021	$1,785,000
The following tables represents a reconciliation of the contingent shares issuance liabilities fair value measurements using the significant unobservable inputs (Level 3) (in thousands):

	Warrants	SAFE liability	SAFE warrant
Balance as of January 1, 2022	$1,145	$28,271	$1,729
Loss / (gain) recognized in condensed statement of operations and comprehensive loss	427	(1,050)	293
Balance as of September 30, 2022	$1,572	$27,221	$2,022

	Warrants	SAFE liability	SAFE warrant
Balance as of January 1, 2021	$582	$—	$—
Issuance of SAFE liability and warrant	—	—	—
Loss recognized in condensed statement of operations and comprehensive loss	699	—	—
Balance as of September 30, 2021	$1,281	$—	$—
The following table represents a reconciliation of the contingent shares issuance liabilities fair value measurements using the significant unobservable inputs (Level 3) (in thousands):

	Warrants	SAFE liability	SAFE warrant
Balance as of January 1, 2020	$687	$—	$—
Gain recognized in statement of operations and comprehensive loss	(105)	—	—
Balance as of December 31, 2020	$582	$—	$—
Issuance of SAFE liability and warrant	—	28,271	1,729
Loss recognized in statement of operations and comprehensive loss	563	—	—
Balance as of December 31, 2021	$1,145	$28,271	$1,729